SHARE-BASED COMPENSATION - Compensation Expense (Details) - Stock Options - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 29,555	$ 22,036	$ 622,064	$ 92,866
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	26,337	9,104	257,005	38,367
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	1,075	1,950	55,035	8,216
Fulfillment
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	825	1,469	41,482	6,193
Supply development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	306	288	8,138	1,215
Technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense	$ 1,012	$ 9,225	$ 260,404	$ 38,875